UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-02363
                                     --------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    383 Madison Avenue, New York, NY                           10179
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

                             Kayadti A. Madison

   Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                    --------------------

Date of fiscal year end:       December 31, 2008
                               -----------------

Date of reporting period:      March 31, 2008
                              ------------------

ITEM 1: SCHEDULE OF INVESTMENTS

================================================================================
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
================================================================================

                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------      ----------    ---------
EQUITY SECURITIES - 99.53%
  CLOSED-END FUNDS - 7.59%
    Adams Express Company (a)                              67,400  $    844,522
    Alpine Global Premier Properties Fund                   3,000        38,010
    Boulder Growth & Income Fund Inc.                       2,700        22,329
    Boulder Total Return Fund, Inc.                         7,500       150,600
    Central Europe and Russia Fund, Inc. (The) ^            2,500       118,575
    Denali Fund (The)                                       8,500       147,900
    Dreman/Claymore Dividend & Income Fund                 53,500       768,795
    H&Q Healthcare Investors                               11,400       171,114
    H&Q Life Sciences Investors                             6,000        70,860
    Japan Equity Fund *                                    13,000        89,700
    Liberty All-Star Growth Fund, Inc.                     39,075       184,825
    Petroleum & Resources Corporation (a)                   3,000       109,290
    Templeton Emerging Markets Fund ^                       3,000        59,130
    Zweig Fund, Inc.                                       37,000       169,830
                                                                   ------------
                                                                      2,945,480
                                                                   ------------
  CONSUMER DISCRETIONARY - 7.69%
    Amazon.com, Inc. *                                      2,500       178,250
    Bed Bath & Beyond Inc. *                                2,500        73,750
    Best Buy Co., Inc.                                      2,500       103,650
    Comcast Corporation, Class A                            9,012       174,292
    Comcast Corporation, Special Class A *                  4,250        80,622
    DIRECTV Group, Inc. (The) *                             4,000        99,160
    Ford Motor Company *                                   14,000        80,080
    Gap, Inc. (The)                                         3,000        59,040
    Goodyear Tire & Rubber Company (The) *                  2,500        64,500
    Home Depot, Inc. (The)                                  5,000       139,850
    Johnson Controls, Inc.                                  2,500        84,500
    Lowe's Companies, Inc.                                  5,000       114,700
    Marriott International, Inc., Class A                   2,000        68,720
    Mattel, Inc.                                            4,500        89,550
    McDonald's Corporation                                  5,100       284,427
    News Corporation, Class B                               7,500       142,800
    NIKE, Inc., Class B                                     2,500       170,000
    Omnicom Group Inc.                                      3,000       132,540
    Pulte Homes, Inc.                                       2,500        36,375
    Staples, Inc.                                           3,150        69,646
    Starbucks Corporation *                                 2,500        43,750
    Tata Motors Limited ADR                                 2,500        39,050
    Time Warner Inc.                                       17,000       238,340
    TJX Companies, Inc. (The)                               2,500        82,675
    Viacom Inc., Class B *                                  2,000        79,240
    Walt Disney Company (The)                               8,000       251,040
                                                                   ------------
                                                                      2,980,547
                                                                   ------------
  CONSUMER STAPLES - 10.72%
    Altria Group, Inc.                                      7,700       170,940
    Coca-Cola Company (The)                                11,000       669,570
    Colgate-Palmolive Company                               2,500       194,775
    ConAgra Foods, Inc.                                     2,500        59,875

    CVS Corporation                                         4,175       169,129
    H.J. Heinz Company                                      2,700       126,819
    Kraft Foods Inc, Class A                                5,328       165,221
    Kroger Co. (The)                                        3,600        91,440
    PepsiCo, Inc.                                           5,000       361,000
    Philip Morris International Inc. *                      7,700       389,466
    Procter & Gamble Company (The)                         11,472       803,843
    Sysco Corporation                                       2,500        72,550
    Walgreen Co.                                            3,100       118,079
    Wal-Mart Stores, Inc.                                  14,500       763,860
                                                                   ------------
                                                                      4,156,567
                                                                   ------------
  ENERGY - 12.35%
    Chevron Corporation                                    10,068       859,404
    Devon Energy Corporation                                2,500       260,825
    El Paso Corporation.                                    2,500        41,600
    Exxon Mobil Corporation                                25,000     2,114,503
    Halliburton Company                                     2,500        98,325
    Marathon Oil Corp.                                      2,500       114,000
    NiSource Inc.                                           2,500        43,100
    Occidental Petroleum Corporation                        2,500       182,925
    Peabody Energy Corporation                              2,500       127,500
    Schlumberger Limited                                    5,000       435,000
    Spectra Energy Corporation                              2,500        56,875
    Weatherford International Ltd. *                        2,500       181,175
    Williams Companies, Inc. (The)                          2,500        82,450
    XTO Energy, Inc.                                        3,125       193,312
                                                                   ------------
                                                                      4,790,994
                                                                   ------------
  FINANCIALS - 14.11%
    AFLAC Incorporated                                      1,500        97,425
    American Express Company                                3,500       153,020
    American International Group, Inc.                     12,331       533,316
    Ameriprise Financial, Inc.                              1,220        63,257
    Aon Corporation                                         2,500       100,500
    Bank of America Corporation                            17,521       664,221
    Bank of New York Mellon Corporation                     4,800       200,304
    BB&T Corporation                                        2,000        64,120
    Charles Schwab Corporation (The)                        8,200       154,406
    Chubb Corporation (The)                                 2,000        98,960
    Citigroup Inc.                                         15,600       334,152
    Discover Financial Services                             1,850        30,284
    Fannie Mae ^                                            6,200       163,184
    Franklin Resources, Inc.                                2,500       242,475
    Goldman Sachs Group, Inc. (The)                         3,000       496,170
    Hudson City Bancorp, Inc.                               2,500        44,200
    JPMorgan Chase & Co.                                   10,200       438,090
    Lehman Brothers Holdings Inc.                           2,500        94,100
    Metlife, Inc.                                           3,000       180,780
    Morgan Stanley                                          3,700       169,090
    State Street Corporation                                1,600       126,400
    SunTrust Banks, Inc.                                    2,500       137,850
    Synovus Corporation                                     2,500        27,650
    Travelers Companies, Inc. (The)                         5,092       243,652
    UnumProvident Corporation                               2,500        55,025
    Wachovia Corporation                                    5,600       151,200
    Wells Fargo & Company                                  14,000       407,400
                                                                   ------------
                                                                      5,471,231
                                                                   ------------

  HEALTHCARE - 10.88%
    Aetna Inc.                                              4,000       168,360
    Amgen Inc. *                                            2,500       104,450
    Baxter International Inc.                               2,500       144,550
    Bristol-Myers Squibb Company                            4,000        85,200
    Celgene Corporation *                                   2,500       153,225
    Eli Lilly and Company                                   4,100       211,519
    Gilead Sciences, Inc. *                                 5,000       257,650
    Johnson & Johnson                                      15,500     1,005,485
    Laboratory Corporation of America Holdings *            2,500       184,200
    McKesson Corporation                                    2,500       130,925
    Medco Health Solutions, Inc. *                          1,562        68,400
    Medtronic, Inc.                                         4,500       217,665
    Merck & Co. Inc.                                       13,700       519,915
    Pfizer Inc.                                             3,000        62,790
    Schering-Plough Corporation                             4,400        63,404
    St. Jude Medical, Inc. *                                2,500       107,975
    Stryker Corporation                                     2,000       130,100
    UnitedHealth Group Incorporated                         7,500       257,700
    Waters Corporation *                                    2,500       139,250
    Wyeth                                                   5,000       208,800
                                                                   ------------
                                                                      4,221,563
                                                                   ------------
  INDUSTRIALS - 11.11%
    Allied Waste Industries, Inc. *                         2,500        27,025
    Boeing Company (The)                                    1,400       104,118
    Caterpillar Inc.                                        2,500       195,725
    CSX Corporation                                         5,000       280,350
    Danaher Corporation                                     2,500       190,075
    General Dynamics Corporation                            2,500       208,425
    General Electric Company                               49,000     1,813,490
    Illinois Tool Works Inc.                                2,500       120,575
    Lockheed Martin Corporation                             2,500       248,250
    Raytheon Company                                        2,500       161,525
    Rockwell Automation, Inc.                               2,500       143,550
    Textron Inc.                                            2,500       138,550
    United Parcel Service, Inc., Class B                    4,000       292,080
    United Technologies Corporation                         4,400       302,808
    Waste Management, Inc.                                  2,500        83,900
                                                                   ------------
                                                                      4,310,446
                                                                   ------------
  INFORMATION TECHNOLOGY - 14.82%
    Agilent Technologies Inc. *                             2,500        74,575
    Apple Computer, Inc. *                                  5,000       717,500
    Automatic Data Processing, Inc.                         2,500       105,975
    Cisco Systems, Inc. *                                  22,000       529,980
    Corning Incorporated                                    6,000       144,240
    Dell Inc. *                                             4,000        79,680
    eBay Inc. *                                             6,500       193,960
    EMC Corporation *                                       8,000       114,720
    Google Inc. *                                           1,000       440,470
    Hewlett-Packard Company                                 7,500       342,450
    Intel Corporation                                      13,000       275,340
    International Business Machines Corporation             3,200       368,448
    Intuit Inc. *                                           2,500        67,525
    Microsoft Corporation                                  33,500       950,730
    NVIDIA Corporation *                                    3,750        74,212
    Oracle Corporation *                                   23,600       461,616
    Paychex, Inc.                                           2,500        85,650
    QUALCOMM Inc.                                           6,800       278,800
    Texas Instruments Incorporated                         11,000       310,970
    Total Systems Services, Inc.                            1,209        28,605

    Xerox Corporation                                       3,000        44,910
    Xilinx, Inc.                                            2,500        59,375
                                                                   ------------
                                                                      5,749,731
                                                                   ------------
  MATERIALS - 3.54%
    Air Products & Chemicals, Inc.                          2,500       230,000
    Alcoa Inc.                                              3,000       108,180
    Dow Chemical Company (The)                              3,500       128,975
    E. I. du Pont de Nemours and Company                    5,800       271,208
    Freeport-McMoRan Copper & Gold, Inc.                    2,500       240,550
    Monsanto Company                                        3,546       395,379
                                                                   ------------
                                                                      1,374,292
                                                                   ------------
  REAL ESTATE INVESTMENT TRUST - 0.60%
    Simon Property Group, Inc.                              2,500       232,275
                                                                   ------------

  TELECOMMUNICATION SERVICES - 3.29%
    AT&T Inc.                                              23,589       903,459
    Nokia ADR                                               2,500        79,575
    Qwest Communications International Inc. *               4,000        18,120
    Verizon Communications Inc.                             7,500       273,375
                                                                   ------------
                                                                      1,274,529
                                                                   ------------
  UTILITIES - 2.83%
    AES Corporation (The) *                                 3,000        50,010
    Alleghany Energy Inc. *                                 2,500       126,250
    American Electric Power Company, Inc.                   5,500       228,965
    Dominion Resources, Inc.                                5,000       204,200
    Duke Energy Corporation                                 6,600       117,810
    FirstEnergy Corp.                                       2,500       171,550
    Southern Company (The)                                  2,500        89,025
    Xcel Energy, Inc.                                       5,500       109,725
                                                                   ------------
                                                                      1,097,535
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost - $34,422,827)                                               38,605,190
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                       (000'S)
                                                     ------------
SHORT-TERM INVESTMENTS - 1.12%
  MONEY MARKET SECURITY - 0.48%
    JPMorgan U.S. Government Money Market Fund      $       186         186,385
                                                                   ------------

  REPURCHASE AGREEMENT - 0.64%
    Bear, Stearns & Co. Inc. + ++
    (Agreement dated 3/31/2008 to
    be repurchased at $248,896, 3.00%,
    4/1/2008, collateralized by $256,771
    in United States Treasury Bonds)                        249         248,875
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (cost - $435,260)                                                     435,260
                                                                   ------------
TOTAL INVESTMENTS - 100.65%
  (cost - $34,858,087)                                               39,040,450
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.65)%                        (251,318)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 38,789,132
                                                                   ============


------------
(a) Affiliated investment. The Fund holds 2.18% and 0.28% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies.
During the three months ended March 31, 2008 there were no purchases or sales of these securities.

^  Security or a portion thereof is out on loan.
*  Non-income producing security.
ADR American Depositary Receipt
+ Stated interest rate, before rebate earned by borrower of securities on loan. ++ Represents investment purchased with collateral received for securities on loan.


Federal Income Tax Cost: At March 31, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $34,858,087, $7,634,672, $(3,452,309), and $4,182,363, respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                               INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                 SECURITIES        INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $38,605,190         $     --
Level 2 - Other Significant Observable Inputs       435,260               --
Level 3 - Significant Unobservable Inputs              --                 --
                                                --------------------------------
TOTAL                                           $39,040,450         $     --
                                                ================================

*Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2008.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 10, 2008 with a file number 811-02363.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 10, 2008, file number 811-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 23, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 23, 2008


      /s/ Kayadti A. Madison
      ----------------------
      Name:  Kayadti A. Madison
      Title: Principal Financial Officer
      Date:  May 23, 2008